Schedule Of Breakout Of Revenue (Details) - Jet Token, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 21,862,728	$ 1,112,195
Jet Card and Charter Programs [Member]
Revenues	4,662,728	1,112,195
Fractional/Whole Aircraft Sales [Member]
Revenues	$ 17,200,000